August 1, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor Funds - Post-Effective Amendment No. 129
1933 Act Registration No. 33-5852
1940 Act Registration No. 811-4676

Ladies and Gentlemen:

On behalf of Harbor Small Cap Value Opportunities Fund, a newly formed series of Harbor Funds (the “Trust”), in accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, the Trust certifies that:

a.

the form of the Trust’s Harbor Small Cap Value Opportunities Fund Prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 129 to the Trust’s registration statement on Form N-1A; and

b.

the text of Post-Effective Amendment No. 129 to the Trust’s registration statement was filed with the Commission via EDGAR on July 31, 2017 (Accession No. 0001193125-17-241946) with an effective date of August 1, 2017.

If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (312) 443-4428.

Sincerely,

Jodie L. Crotteau
Assistant Secretary

Cc:	Christopher P. Harvey, Esq.
Stephanie Capistron, Esq.
Dechert LLP

David G. Van Hooser
Anmarie S. Kolinski
Charles F. McCain, Esq.
Erik D. Ojala, Esq.
Harbor Funds

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.